Stock-Based Compensation - Summary of Restricted Stock Units (Details) - $ / shares	3 Months Ended		12 Months Ended
	Mar. 31, 2017	Mar. 31, 2016	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Share-based Compensation Arrangement by Share-based Payment Award, Non-Option Equity Instruments, Outstanding [Roll Forward]
Balance outstanding at Beginning of Period (shares)	474,989	308,386	308,386
Restricted stock units granted (shares)	293,223	409,509
Vested (shares)	(204,846)	(226,516)
Restricted stock units forfeited (shares)	(3,102)	(3,980)
Balance outstanding at End of Period (shares)	560,264	487,399	474,989	308,386
Weighted-Average Grant-Date Fair Value per Share
Balance outstanding at Beginning of Period (in dollars per share)	$ 10.66	$ 14.20	$ 14.20
Restricted stock units granted (in dollars per share)	10.67	10.05
Restricted stock units vested (in dollars per share)	10.60	14.15
Restricted stock units forfeited (in dollars per share)	11.11	13.68
Balance outstanding at End of Period (in dollars per share)	$ 10.68	$ 10.74	$ 10.66	$ 14.20
Restricted Stock Units
Share-based Compensation Arrangement by Share-based Payment Award, Non-Option Equity Instruments, Outstanding [Roll Forward]
Balance outstanding at Beginning of Period (shares)	474,989	308,386	308,386	112,233	0
Restricted stock units granted (shares)			414,045	294,355	118,937
Vested (shares)			(231,633)	(85,386)	0
Restricted stock units forfeited (shares)			(15,809)	(12,816)	(6,704)
Balance outstanding at End of Period (shares)			474,989	308,386	112,233
Weighted-Average Grant-Date Fair Value per Share
Balance outstanding at Beginning of Period (in dollars per share)	$ 10.66	$ 14.20	$ 14.20	$ 11.36	$ 0.00
Restricted stock units granted (in dollars per share)			10.05	14.46	11.34
Restricted stock units vested (in dollars per share)			14.22	11.48	0.00
Restricted stock units forfeited (in dollars per share)			11.62	13.44	11.00
Balance outstanding at End of Period (in dollars per share)			$ 10.66	$ 14.20	$ 11.36